Net Financial Expenses (Tables)	12 Months Ended
Mar. 31, 2022
Financial Expense [Abstract]
Summary of Financial Expenses
The following table summarizes financial expenses:

Year ended	March 31,
	2022	2021
	$	$
Interest on long-term debt	2,402	1,185
Interest and financing charges	432	448
Interest on lease liabilities	725	595
Amortization of finance costs	277	242
Interest accretion on balances of purchase payable	823	835
Interest income	(80)	(31)
	4,579	3,274